State Street SPDR SP Metals and Mining ETF Average Annual Total Returns	12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Metals & Mining Select Industry Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	84.19%		27.01%					23.25%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	14.82%	15.77%
State Street SPDR SP Metals and Mining ETF
Prospectus [Line Items]
Average Annual Return, Percent	83.54%		26.58%					22.94%
State Street SPDR SP Metals and Mining ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	83.33%		26.30%					22.51%
State Street SPDR SP Metals and Mining ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	49.54%		21.97%					19.82%